Stock Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Options Issued, Exercised and Expired

A summary of the options issued, exercised and expired are below:

Options:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2021	1,500,000	$0.75	1.68
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance at June 30, 2022	1,500,000	$0.75	1.08
Exercisable at June 30, 2022	1,500,000	$0.75	1.08

A summary of the options issued, exercised and expired are below:

Options:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2020	1,510,000	$0.76	2.69
Issued	-	-	-
Exercised	-	-	-
Expired	(10,000)	1.20	-
Balance at December 31, 2021	1,500,000	$0.75	1.68
Exercisable at December 31, 2021	1,500,000	$0.75	1.68

Schedule of Warrants Issued, Exercised and Expired

A summary of the warrants issued, exercised and expired are below:

Warrants:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2021	250,000	$0.10	3.3
Issued	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance at June 30, 2022	250,000	$0.10	2.7

A summary of the warrants issued, exercised and expired are below:

Warrants:	Shares	Weighted Avg. Exercise Price	Remaining Contractual Life in Years
Balance at December 31, 2020	1,233,000	$0.83	0.4
Issued	250,000	0.10	3.03
Exercised	-	-	-
Expired	(1,233,000)	0.83	-
Balance at December 31, 2021	250,000	$0.10	3.03